Capital Management	12 Months Ended
Dec. 31, 2023
Capital Management [Abstract]
Capital Management	CAPITAL MANAGEMENT

($ millions)	2023	2022
Long-term debt (1)	3,566.3	1,441.5
Adjusted working capital (surplus) deficiency (2)	196.3	(95.1)
Unrealized foreign exchange on translation of hedged US dollar long-term debt	(24.5)	(191.7)
Net debt	3,738.1	1,154.7
Shareholders’ equity	6,867.5	6,493.4
Total capitalization	10,605.6	7,648.1
(1)Includes current portion of long-term debt.
(2)Adjusted working capital (surplus) deficiency is calculated as accounts payable and accrued liabilities, dividends payable and long-term compensation liability net of equity derivative contracts, less cash, accounts receivable, prepaids and deposits, and other current assets.
The following table reconciles cash flow from operating activities to adjusted funds flow from operations for the year ended December 31, 2023 and December 31, 2022:

($ millions)	2023	2022
Cash flow from operating activities	2,195.7	2,192.2
Changes in non-cash working capital	54.9	15.0
Transaction costs	48.5	5.1
Decommissioning expenditures	40.0	20.1
Adjusted funds flow from operations	2,339.1	2,232.4
Crescent Point's objective for managing its capital structure is to maintain a strong balance sheet and capital base to provide financial flexibility, position the Company to fund future development projects and provide returns to shareholders.
Crescent Point manages its capital structure and short-term financing requirements using a measure not defined in IFRS Accounting Standards, or standardized, the ratio of net debt to adjusted funds flow from operations. Net debt to adjusted funds flow from operations is used to measure the Company's overall debt position and to measure the strength of the Company's balance sheet and might not be comparable to similar financial measures disclosed by other issuers. Crescent Point's objective is to manage this metric to be well positioned to execute its business objectives during periods of volatile commodity prices. Crescent Point monitors this ratio and uses it as a key measure in capital allocation decisions including capital spending levels, returns to shareholders including dividends and share repurchases, and financing considerations. The Company's net debt to adjusted funds flow from operations ratio for the trailing four quarters at December 31, 2023 was 1.6 times (December 31, 2022 - 0.5 times).
Crescent Point is subject to certain financial covenants on its credit facilities and senior guaranteed notes agreements and was in compliance with all financial covenants as at December 31, 2023. See Note 13 - "Long-term Debt" for additional information regarding the Company's financial covenant requirements.
Crescent Point retains financial flexibility with liquidity on its credit facilities. The Company continuously monitors the commodity price environment and manages its counterparty exposure to mitigate credit losses and protect its balance sheet.